Related Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Dividends on preferred stocks	$ 300	$ 300	$ 300
Golsen Group [Member]
Related Party Transaction [Line Items]
Dividends on preferred stocks	$ 300	$ 300	$ 300